UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21067
                        ---------------------------------
                       Investment Company Act file number

                      TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             TORREY ASSOCIATES, LLC
                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (212) 644-7800
                                                    --------------
Date of fiscal year end: 3/31/03
                        ---------
Date of reporting period: 9/30/2003
                         -----------

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------


November 26, 2003



Dear Investor,

Please find enclosed your semi-annual unaudited financial statements for Torrey International Strategy Partners, LLC for the six-month period ended September 30, 2003.

If you have any questions regarding your investment, please feel free to contact our office.

Sincerely,

/s/ James A. Torrey
---------------------
James A. Torrey
Chief Executive Officer




Torrey International Strategy Partners, LLC


PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES
Unaudited

Torrey International Strategy Partners, LLC (the 'Registrant') has adopted a set of procedures outlining how proxies (related to portfolio investments/underlying funds) will be voted. As a fund of funds, these proxies are generally related to voting on issues related to the operative terms of underlying funds. Investors with questions about these procedures or investors that would like to be provided with a copy of the Registrant's procedures are invited to place a collect call to the Registrant's main office number ((212) 644-7800). Also, investors are invited to request detailed information about how proxies are actually voted by placing a collect call to our main office number.

                  TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
                     (A Delaware Limited Liability Company)

                              Financial Statements

                               September 30, 2003

                                   (Unaudited)

                   TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
                     (A Delaware Limited Liability Company)

                       Statement of Assets and Liabilities
                                   (Unaudited)

                               September 30, 2003


                                     Assets

Investments in passive foreign investment and limited
liability companies, at fair value (cost $5,340,000)       $  5,902,382
Cash                                                            565,591
Other assets, net                                                 6,621
                                                             -----------
                                                           $  6,474,594
                                                             ===========

                         Liabilities and Members' Equity

Liabilities:
       Advance member contributions                        $    150,000
       Management fee payable                                    42,024
       Accrued expenses                                          55,728
                                                             -----------
                                   Total liabilities            247,752

Net assets representing members' equity                       6,226,842
                                                             -----------
                                                           $  6,474,594
                                                             ===========

                             Analysis of Net Assets

Net capital contributed by members                         $  5,664,460

Net unrealized gain on investments                              562,382
                                                             ------------
Net assets (equivalent to $103.65 per unit based on
60,074 units outstanding)                                  $  6,226,842
                                                             ============

See accompanying notes to financial statements.

                   TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
                     (A Delaware Limited Liability Company)

                             Schedule of Investments
                                   (Unaudited)

                               September 30, 2003


                                                      Percentage
                                                        of net        Fair
            Description of investment                   assets        value
---------------------------------------------------  ------------  ----------
Investments in passive foreign investment and limited liability companies (a):

Asia (80.14%)
  Equity Long/Short Hedged Japan
      The Arcus Zensen Fund                              17.17%   $  1,069,180
      The Gradient Europe Fund                           16.21%      1,009,038
      Optimal Japan Fund                                 16.73%      1,041,684
      SCI European Hedge Fund                            13.55%        843,703
      Equity Long/Short Hedged Asia ex-Japan
     Roadrunner Fund                                     16.48%      1,026,393
Europe (14.65%)
  Emerging Markets Debt
     Gramercy Emerging Markets Fund, LLC                 14.65%        912,384
                                                       ------------  ----------
     Total investments in passive foreign
     investment and limited liability companies
     (cost $5,340,000) (b)                               94.79%      5,902,382
Other assets less liabilities                             5.21%        324,460
                                                      ------------  ----------
     Net assets representing members' equity            100.00%    $ 6,226,842
                                                      ============  ==========

(a) From April 1, 2003 through September 30, 2003, no cash distributions were received by the Fund from its investee passive foreign investment and limited liability companies.

(b) At September 30, 2003, the cost of investment for federal income tax purposes was $5,290,437 and the aggregate gross unrealized gains and losses based on that cost were:

   Unrealized gains                               $   869,767
   Unrealized losses                                 (257,822)
                                                   ------------
     Net unrealized gains                         $   611,945
                                                   ============

See accompanying notes to financial statements.

                   TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
                     (A Delaware Limited Liability Company)

                             Statement of Operations
                                   (Unaudited)

              Period from April 1, 2003 through September 30, 2003



Investment income                                      $        1,198
                                                         -------------
Investment expenses:
    Management fee                                             56,616
    Amortization of offering costs                             38,454
    General and administrative                                 38,200
    Audit fees                                                  8,875
    Independent manager fee                                    15,000
    Investor servicing fee                                      4,448
                                                         -------------
                 Total investment expenses                    161,593
                                                         -------------
                 Investment loss, net                        (160,395)

Net unrealized gain on investments in passive foreign
investment and limited liability companies                    702,926
                                                         -------------
Net increase in net assets resulting from operations   $      542,531
                                                         =============
See accompanying notes to financial statements.

                   TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
                     (A Delaware Limited Liability Company)

                       Statement of Changes in Net Assets
                                   (Unaudited)

                 Period April 1, 2003 through September 30, 2003


                                         April 1, 2003 to     Year ended
                                         September 30,2003   March 31,2003
                                         -----------------   -------------

Decrease in net assets resulting from operations:

     Investment loss, net                       $    (160,395)  $  (113,345)
     Net unrealized gain on investments in
     passive foreign investment and limited
     liability companies                              702,926      (140,544)
                                                 --------------  -------------
     Net increase in net assets
     resulting from operations                        542,531      (253,889)

Members' capital contributions (issued
10,540 units)                                       1,022,300     4,915,900
                                                 --------------  -------------
                       Total increase               1,564,831     4,662,011

Net assets:
     Beginning of the period                        4,662,011           -
                                                 --------------  -------------
     End of the period                          $   6,226,842   $ 4,662,011
                                                 ==============  =============


See accompanying notes to financial statements.

                   TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
                     (A Delaware Limited Liability Company)

                             Statement of Cash Flows
                                   (Unaudited)

              Period from April 1, 2003 through September 30, 2003


Cash flows from operating activities:
 Net increase in net assets resulting from operations    $      542,531

 Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
   Net unrealized loss on investments in passive
    foreign investment and limited liability companies         (702,926)
   Amortization of offering costs                                38,454
   Change in assets and liabilities:
    Purchases of investments in passive foreign
     investment and limited liability companies                (900,000)
    Other assets                                                    211
    Due to investment advisor                                   (25,000)
    Management fee payable                                       19,483
    Accrued expenses                                              1,456
                                                            -------------
    Net cash used in operating activities                    (1,026,213)
                                                            -------------
Cash flows from financing activities:
 Members' capital contributions                                 897,300
 Advance member contributions                                   150,000
                                                            -------------
    Net cash provided by financing activities                 1,047,300
                                                            -------------
    Net increase in cash                                         21,087

Cash, beginning of the period                                   544,504
                                                            -------------
Cash, end of the period                                   $     565,591
                                                            =============
See accompanying notes to financial statements.

                   TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
                     (A Delaware Limited Liability Company)

                          Notes to Financial Statements

                               September 30, 2003





(1)   Organization

    Torrey International Strategy Partners, LLC, a Delaware limited liability company (the Fund), is registered under the Investment Company Act of 1940, and is a closed-end, nondiversified, management investment company. The Fund was formed on March 25, 2002, and commenced operations on November 1, 2002. The Fund's term is perpetual unless the Fund is otherwise dissolved under the terms of its limited liability company agreement. The investment advisor of the Fund is Torrey Associates, LLC. The power to manage and control the business affairs of the Fund is vested in the Board of Managers, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the business of the Fund. Investors may purchase units of the Fund through private placements. Investors may not be able to liquidate their investment other than as a result of repurchases of units by the Fund. The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase units.

    Pursuant to applicable Delaware law, investors generally are not personally liable for obligations of the Fund unless they participate in the control of the business of the Fund. Under Delaware law and the terms of the limited liability company agreement, each member may be liable up to the amount of any contributions of capital of the Fund (plus any accretions in value).

(2) Summary of Significant Accounting Policies

    The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

    (a) Investments in Passive Foreign Investment and Limited Liability
        Companies

        Investments in passive foreign investment companies (PFICs) and limited liability companies (LLCs) are reported at fair value and are valued by the investment advisor in accordance with the limited liability company agreement. The fair values of investments in PFICs and LLCs are generally determined by the investment advisor based on periodic financial information (including annual audited financial statements) obtained from each investment. Realized gains and losses are recognized at the time of full withdrawal from PFICs or LLCs. Unrealized gains and losses are reflected in operations when changes between the carrying value and fair value of PFICs or LLCs interests occur.

    (b) Advance Member Contributions

        Member capital contribution requests are recorded in the capital accounts as of the beginning of the first business day of the month following the contribution. Any cash received by the Fund prior to this date is recorded as a liability until reflected in the capital accounts.

    (c) Income Taxes

        The Fund is not subject to income taxes; the individual members are required to report their distributive share of the Fund's realized income, gain, loss, deductions, or credits on their individual income tax returns. Net investment losses of $160,395 have been reclassified to net capital contributed by members in the analysis of net assets section of the accompanying statement of assets and liabilities.

    (d) Revenue and Expenses

        Interest income is accrued as earned. Expenses are accrued as incurred. The Fund bears all of its general and administrative expenses.

    (e) Profit and Loss Allocations

        Profits and losses are allocated to the members in accordance with the terms of the limited liability company agreement. In general, each member shares in the profits and losses of the Fund in proportion to their respective interests in the Fund.

    (f) Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that may affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

        The assets of the investee PFICs or LLCs may consist of readily marketable securities, which are valued at quoted market prices. However, because the Fund does not directly invest in the underlying securities of the investee PFICs or LLCs, and due to restrictions on the transferability and timing of withdrawals from the investee PFICs or LLCs, the amounts realized upon liquidation could differ from such reported values.

(3) Expenses of the Fund

    The Fund bears all expenses in connection with the operation of the Fund. Examples of expenses borne by the Fund include all costs and expenses related to portfolio transactions and positions for the Fund's account, costs and expenses related to the establishment of any investments managed by sub-advisors, legal fees, accounting fees, operational and compliance support fees and expenses, costs of insurance, organizational and registration expenses, offering costs, and expenses of meetings of managers and investors of the Fund.

    The Fund pays the placement agent a quarterly investor servicing fee at an annual rate of 0.15% of the Fund's net assets each quarter. Investor servicing fees totaled $4,448 as of September 30, 2003.

    The Fund pays each independent member of the Board of Managers an annual compensation of $15,000 per year. Independent manager fees totaled $15,000 as of September 30, 2003.

(4) Management Fees

    The investment advisor is paid a management fee by the Fund as compensation for its services to the Fund at an annual rate of 2.0% of the Fund's net assets. The management fee is payable quarterly in arrears calculated on the basis of net asset value as of the end of such quarter. Management fees totaled $56,616 as of September 30, 2003

(5) Due to Related Party

    During 2002, the investment advisor agreed to bear $50,000 of organizational costs and $25,000 of offering costs (see note 6) of the Fund. These costs were originally paid for by the Fund. Subsequently, the investment advisor reimbursed the Fund for these costs.

(6) Other Assets

    Other assets consist primarily of $6,410 (net of accumulated amortization) of capitalized costs, net of reimbursements from the investment advisor, related to the offering and registration of member units. These capitalized costs represent those costs paid for by the Fund, net of reimbursements from the investment advisor (see note 5). In accordance with accounting principles generally accepted in the United States of America, the Fund is amortizing these costs on a straight-line basis, over a period not to exceed 12 months from November 1, 2002. For the period ending September 30, 2003, amortization expense related to these offering costs was $38,454.

(7) Financial Highlights

    The Fund's financial highlights for the six month period ending September 30, 2003 are as follows:


                                         April 1,2003 to          Year ended
                                        September 30, 2003      March 31,2003
                                        -----------------       -------------
Per share operating performance:
(For a share of capital stock outstanding throughout the period):
       Net asset value,
       beginning of period             $          94.13   $           100.00
                                           -------------        -------------
Income (loss) from investment operations:
       Net investment loss                        (2.89)               (2.78)
       Net unrealized gain on
       investments                                12.41                (3.09)
                                           -------------        -------------
             Total from investment                 9.52                (5.87)
             operations
                                           -------------        -------------
             Net asset value, end of
             period                    $         103.65   $            94.13
                                           =============        =============
Total return:                                     10.11%               (5.87)%

Supplemental data:
       Net assets, end of period       $      6,226,842   $        4,662,011
       Ratio to average net assets (annualized):
             Expenses                             2.85%               6.53%
             Net investment loss                 (2.83)%             (6.48)%
       Portfolio turnover rate                    0.00%               0.00%

The ratios, portfolio turnover, and total return are not annualized for the interim period.

Total return is calculated assuming a member had been invested in the Fund from the period from April 1, 2003 through September 30, 2003. Net investment loss (per share) was determined by dividing net investment loss by the weighted average number of shares outstanding during the period from April 1, 2003 through September 30, 2003.

ITEM 2.   CODE OF ETHICS.
-------------------------

Not required by semi annual report.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Not required by semi annual report.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Not required by semi annual report.


ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable to Registrant.


ITEM  6.  [RESERVED]
--------------------



ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not required by semi annual report.


ITEM  8.  [RESERVED]
--------------------


ITEM  9.  CONTROLS AND PROCEDURES.
----------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.


ITEM 10.  EXHIBITS.
-------------------

The following exhibits are attached to this Form N-CSR:

Exhibit No.   Description of Exhibit

10(a)         Certification of Chief Executive Officer pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002.

10(b)         Certification of Principal Financial Officer pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

10(c) Certification of Chief Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.




SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ JAMES A. TORREY
                         -----------------------------
                           JAMES A. TORREY, cEO
Date December 4, 2003
    -----------------


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ JEFFREY D. CLARK
                         -----------------------------
                          JEFFREY D. CLARK, Principal Financial Officer
Date December 4, 2003
    -----------------


* Print the name and title of each signing officer under his or her signature.